Condensed Consolidated Statements Of Income/(Loss) And Comprehensive Income/(Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			132 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Operating income and (expenses):
Exploration, property evaluation and holding costs	$ (15,600)	$ (27,536)	$ (21,774)	$ (110,859)
Corporate administration and investor relations	(5,528)	(8,096)	(6,375)	(49,635)
Depreciation and amortization	(1,021)	(589)	(420)	(3,419)
Loss on extinguishment of convertible notes				1,218
Gain on disposal of mineral property, net (Note 6)		2,934	77,803	79,766
Write-down of mineral property (Note 6)		(250)		(250)
Total operating income/(expense)	(22,149)	(33,537)	49,234	(85,615)
Non-operating income and (expenses):
Gain/(loss) on sale of marketable securities	(54)	192	459	7,995
Unrealized gain/(loss) on other investments (Note 5)	(48,499)	(50,363)	37,347	(61,515)
Write-down of marketable securities (Note 4)	(275)	(39)	(158)	(1,234)
Write-down of plant and equipment (Note 7)	(3,500)	(7,117)		(10,617)
Interest income	36	45	49	2,814
Interest expense	(547)		(120)	(4,659)
Other income/(expense)	127	16	257	(1,847)
Total non-operating income/(expense)	(52,712)	(57,266)	37,834	(69,063)
Income/(loss) from continuing operations before income taxes	(74,861)	(90,803)	87,068	(154,678)
Deferred income tax benefit/(expense)	15,373	20,147	(35,522)	(2)
Income/(loss) from continuing operations after income taxes	(59,488)	(70,656)	51,546	(154,680)
Loss from discontinued operations				(5,192)
Net income/(loss)	(59,488)	(70,656)	51,546	(159,872)
Other comprehensive income/(loss):
Unrealized fair value increase/(decrease) on available-for-sale securities	(61)	(173)	754	(59)
Comprehensive income/(loss)	$ (59,549)	$ (70,829)	$ 52,300	$ (159,931)
Basic:
Weighted average number of basic shares outstanding (in shares)	81,813,386	74,351,065	68,457,885
Net income/(loss) per share (in dollars per share)	$ (0.73)	$ (0.95)	$ 0.75
Diluted:
Weighted average number of diluted shares outstanding (in shares)	81,813,386	74,351,065	69,295,947
Net income/(loss) per share (in dollars per share)	$ (0.73)	$ (0.95)	$ 0.74